Reporting Segments Reporting Segment (Revenue Earned from Customers that Exceed 10%) (Details) (Customer Concentration Risk [Member], Revenue [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Customer A [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	40.00%	55.00%	34.00%
Customer B [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	12.00%	16.00%	30.00%
Customer C [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	11.00%	0.00%	0.00%
Customer D [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	0.00%	0.00%	10.00%
Customer E [Member] | Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	22.00%	22.00%	31.00%
Customer F [Member] | Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	50.00%	57.00%	43.00%
Customer G [Member] | Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	10.00%	0.00%	10.00%
Customer Other [Member] | Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	37.00%	29.00%	26.00%
Customer Other [Member] | Transmission [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	18.00%	21.00%	16.00%